UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-03735

The New Economy Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: November 30

Date of reporting period: May 31, 2017

Michael W. Stockton

The New Economy Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

The New Economy Fund® Semi-annual report for the six months ended May 31, 2017

We believe high-
conviction investing
and diverse
perspectives lead
to better results.

The New Economy Fund seeks long-term growth of capital. Current income is a secondary consideration.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2017 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	18.86%	14.11%	7.29%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.81% for Class A shares as of the prospectus dated April 7, 2017.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Global diversification can help reduce these risks. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow investors:

Global stocks continued to advance despite ongoing geopolitical and macroeconomic issues, which often weigh on investor sentiment. Market returns were supported by improving economic growth and healthy corporate earnings in the U.S. and in certain markets abroad, amid a backdrop of accommodative monetary policy.

The New Economy Fund’s return rose 16.02% with all distributions reinvested for the six months ended May 31, 2017, compared with the 10.81% rise of the unmanaged Standard & Poor’s 500 Composite Index, a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, and the 13.37% increase of the unmanaged MSCI ACWI (All Country World Index),1 which measures equity market results based on more than 40 developed and emerging market country indexes.

The fund’s return exceeded the 14.00% return of the Global Service and Information Index (an unmanaged index that tracks companies in the services and information

Results at a glance

For periods ended May 31, 2017, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since 12/1/83)

The New Economy Fund (Class A shares)	16.02%	20.80%	16.06%	7.76%	11.20%
Standard & Poor’s 500 Composite Index[2]	10.81	17.47	15.42	6.94	10.97
MSCI ACWI (All Country World Index)[1,2,3]	13.37	17.53	11.51	3.63	N/A
Global Service and Information Index[2,3,4]	14.00	19.31	14.84	5.18	N/A
Lipper Growth Funds Index[5]	13.42	20.11	15.33	6.55	9.34
Lipper International Funds Index[3,5]	17.37	17.07	10.12	1.81	N/A

[1]	Source: MSCI. Results reflect dividends net of withholding taxes.
[2]	The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. S&P 500 source: S&P Dow Jones Indices LLC.
[3]	This index was not in existence as of the date the fund began investment operations; therefore, lifetime results are not available.
[4]	The index is compiled by Capital Research and Management Company, the investment adviser to the fund.
[5]	Source: Thomson Reuters Lipper. Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category.

The New Economy Fund	1

sectors around the world) and the 13.42% return of the Lipper Growth Funds Index (which measures a number of U.S. growth funds), but lagged the 17.37% return of the Lipper International Funds Index (which measures funds invested in securities whose primary trading markets are outside the U.S.).

For the 10-year period ending May 31, 2017, The New Economy Fund had an average annual total return of 7.76%, which exceeded the 6.94% return of the S&P 500, the 3.63% return of the MSCI ACWI and the 5.18% return of the Global Service and Information Index. We believe the 10-year and lifetime returns (see the table on page 1) are important for investors to consider as they are most reflective of our long-term approach and philosophy.

Select global economies continue to improve

Key stock markets hit record highs in a period marked by political uncertainty and a mixed global economy. The U.S. stock market rose due to steady economic growth and optimism over the Trump administration’s ability to deliver on tax and health care reforms. We are seeing signs of moderation in U.S. growth based on tepid consumer activity and hiring, and a slight uptick in inflation. In mid-June, the Federal Reserve raised the benchmark federal funds rate by a quarter percentage point again this year. Rate hikes come at a time when central banks have succeeded in pursuing accommodative monetary policies focused on healing stresses in the global financial system caused by the 2008 financial crisis.

European stocks gained despite lingering political and economic uncertainties. How economic growth progresses after recent elections in the U.K. and France bears watching. Meanwhile, euro-zone inflation of 2% in February surpassed the

Where the fund’s assets are invested (by country of domicile)

As of May 31, 2017		Percent of net assets
■	United States	56.8%
■	Asia & Pacific Basin	22.4
■	Europe	11.9
■	Other (including Latin America)	.9
■	Short-term securities & other assets less liabilities	8.0

As of November 30, 2016		Percent of net assets
■	United States	61.6%
■	Asia & Pacific Basin	19.8
■	Europe	9.8
■	Other (including Latin America)	1.8
■	Short-term securities & other assets less liabilities	7.0

2	The New Economy Fund

European Central Bank’s target level, fueling market speculation that the improving euro-zone economy may prompt the ECB to end its bond-buying program and negative interest rate policy.

Gains were also strong across Asian markets as Indian equities advanced, overcoming Prime Minister Modi’s currency demonetization initiative in late 2016 focused on curtailing corruption. Chinese stocks also climbed higher as industrial production remained strong and the government introduced policies to cool the housing market. Stocks managed to overcome concerns about China’s debt overhang and regulatory oversight into shadow banking activities. Emerging markets also enjoyed strong returns buoyed by stabilizing commodity prices and a weaker dollar, putting political turmoil in Brazil and Russia to the side.

The fund

During this period, several global sectors led by information technology and consumer discretionary contributed to the fund’s results.

We remind investors that this is a long-term journey. The New Economy Fund invests in reasonably valued companies around the world with good prospects for growth and innovation. As we are in the eighth year of the current bull market, valuations for many companies are up. At this point in the market cycle, selectivity is particularly important.

A look ahead

Historically, stock markets have experienced periods of volatility. While market volatility has remained subdued in the current environment, that is unlikely to always be the case. If valuations of interesting companies come down in a period of downward volatility, it would present opportunities for long-term investors. We continue to stay the course of focusing on our strengths of global research and bottom-up analysis, while maintaining our long-term perspective on investing.

Thank you for your continued faith in our investment philosophy. We look forward to reporting to you again in six months.

Sincerely,

Timothy D. Armour	Claudia P. Huntington
Vice Chairman of the Board	President

July 13, 2017

For current information about the fund, visit americanfunds.com.

The New Economy Fund	3

Summary investment portfolio May 31, 2017	unaudited

Industry sector diversification	Percent of net assets

Country diversification by domicile	Percent of net assets
United States	56.83%
China	6.40
Euro zone*	6.36
United Kingdom	5.49
South Korea	4.77
Japan	3.56
Hong Kong	2.84
India	2.49
Indonesia	.86
Other countries	2.37
Short-term securities & other assets less liabilities	8.03

*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Belgium, France, Germany, Ireland, Italy, the Netherlands and Spain.

Common stocks 91.97%	Shares	Value (000)
Information technology 31.37%
Samsung Electronics Co., Ltd.	218,596	$436,372
Alphabet Inc., Class C1	245,288	236,669
Alphabet Inc., Class A1	192,695	190,207
Tencent Holdings Ltd.	12,155,000	417,409
Skyworks Solutions, Inc.	3,467,150	369,009
Qorvo, Inc.[1]	3,294,480	256,805
Alibaba Group Holding Ltd. (ADR)[1]	1,624,100	198,887
Accenture PLC, Class A	1,568,300	195,206
Broadcom Ltd.	725,000	173,623
Micron Technology, Inc.[1]	5,395,000	166,004
Apple Inc.	1,036,400	158,320
SK hynix, Inc.	2,868,000	146,013
Texas Instruments Inc.	1,555,000	128,272
International Business Machines Corp.	790,000	120,578
Trimble Inc.[1]	3,309,430	119,272
Zebra Technologies Corp., Class A1	1,105,800	115,379
Baidu, Inc., Class A (ADR)[1]	614,380	114,336
Autodesk, Inc.[1]	1,000,000	111,770

4	The New Economy Fund

	Shares	Value (000)
Oracle Corp.	2,401,814	$109,018
Other securities		1,378,186
		5,141,335

Health care 17.90%
Thermo Fisher Scientific Inc.	2,505,000	432,839
Kite Pharma, Inc.[1,2]	3,443,570	249,039
AbbVie Inc.	2,162,401	142,762
AbbVie Inc.[3]	541,232	35,732
Grifols, SA, Class B (ADR)	2,758,252	59,192
Grifols, SA, Class A, non-registered shares	2,000,000	56,595
Grifols, SA, Class B, preferred nonvoting, non-registered shares	2,636,350	56,580
Stryker Corp.	1,144,850	163,668
Amgen Inc.	954,622	148,196
BioMarin Pharmaceutical Inc.[1]	1,598,130	140,060
bluebird bio, Inc.[1]	1,621,122	122,152
Hologic, Inc.[1]	2,790,600	120,861
China Biologic Products, Inc.[1]	1,013,777	115,368
GW Pharmaceuticals PLC (ADR)[1]	1,114,054	109,857
UnitedHealth Group Inc.	618,800	108,401
Other securities		872,212
		2,933,514

Consumer discretionary 16.02%
Netflix, Inc.[1]	3,967,800	647,029
Amazon.com, Inc.[1]	314,325	312,634
Galaxy Entertainment Group Ltd.	52,996,000	306,378
Priceline Group Inc.[1]	85,090	159,722
Twenty-First Century Fox, Inc., Class A	4,800,000	130,176
Marriott International, Inc., Class A	1,110,000	119,491
Daily Mail and General Trust PLC, Class A, nonvoting	12,636,701	112,263
Other securities		838,648
		2,626,341

Financials 11.12%
Kotak Mahindra Bank Ltd.	14,190,882	212,478
HDFC Bank Ltd.[4]	5,412,755	138,563
AIA Group Ltd.	18,391,800	130,400
EXOR NV	2,258,000	125,938
American International Group, Inc.	1,814,711	115,470
Banco Santander, SA	16,983,569	110,293
Prudential PLC	4,900,000	109,601
Other securities		879,625
		1,822,368

Industrials 5.53%
CSX Corp.	3,809,400	206,355
Union Pacific Corp.	1,006,154	110,979
Ryanair Holdings PLC (ADR)[1]	1,026,999	109,622
Other securities		478,682
		905,638

Energy 0.70%
Schlumberger Ltd.	1,655,000	115,172

The New Economy Fund	5

Common stocks (continued)	Shares	Value (000)
Other 4.42%
Other securities		$722,556

Miscellaneous 4.91%
Other common stocks in initial period of acquisition		805,137

Total common stocks (cost: $10,110,584,000)		15,072,061

Short-term securities 8.14%	Principal amount (000)
Apple Inc. 0.89%–0.93% due 7/20/2017–8/1/2017[3]	$125,000	124,838
Federal Home Loan Bank 0.77%–0.95% due 6/9/2017–8/23/2017	625,700	624,914
Other securities		584,919

Total short-term securities (cost: $1,334,733,000)		1,334,671
Total investment securities 100.11% (cost: $11,445,317,000)		16,406,732
Other assets less liabilities (0.11)%		(17,762)

Net assets 100.00%		$16,388,970

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

6	The New Economy Fund

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the six months ended May 31, 2017, appear below.

	Beginning shares	Additions	Reductions	Ending shares
Kite Pharma, Inc.[1]	2,976,570	467,000	—	3,443,570
Cray Inc.[1]	2,303,010	340,000	—	2,643,010
Mesoblast Ltd.[1]	21,900,000	3,435,000	—	25,335,000
Mesoblast Ltd. (ADR)[1]	372,800	—	—	372,800
NuVasive, Inc.[1,5]	3,163,500	—	1,859,500	1,304,000

	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 5/31/2017 (000)
Kite Pharma, Inc.[1]	$—	$62,417	$—	$249,039
Cray Inc.[1]	—	(3,167)	—	46,913
Mesoblast Ltd.[1]	—	15,248	—	39,721
Mesoblast Ltd. (ADR)[1]	—	1,297	—	2,982
NuVasive, Inc.[1,5]	73,434	(51,992)	—	—
	$73,434	$23,803	$—	$338,655

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $499,242,000, which represented 3.05% of the net assets of the fund.
[4]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $214,982,000, which represented 1.31% of the net assets of the fund.
[5]	Unaffiliated issuer at 5/31/2017.

Key to abbreviation
ADR = American Depositary Receipts

See Notes to Financial Statements

The New Economy Fund	7

Financial statements

Statement of assets and liabilities	unaudited
at May 31, 2017	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $11,055,981)	$16,068,077
Affiliated issuers (cost: $389,336)	338,655	$16,406,732
Cash		482
Cash denominated in currencies other than U.S. dollars (cost: $1,505)		1,505
Receivables for:
Sales of investments	14,798
Sales of fund’s shares	16,478
Dividends and interest	19,359
Other	206	50,841
		16,459,560
Liabilities:
Payables for:
Purchases of investments	12,061
Repurchases of fund’s shares	43,199
Investment advisory services	5,336
Services provided by related parties	5,471
Trustees’ deferred compensation	2,376
Other	2,147	70,590
Net assets at May 31, 2017		$16,388,970

Net assets consist of:
Capital paid in on shares of beneficial interest		$10,663,819
Undistributed net investment income		11,442
Undistributed net realized gain		753,046
Net unrealized appreciation		4,960,663
Net assets at May 31, 2017		$16,388,970

See Notes to Financial Statements

8	The New Economy Fund

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) –
unlimited shares authorized (395,784 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$10,716,413	257,487		$41.62
Class C	488,540	12,889		37.90
Class T	11	—	*	41.63
Class F-1	327,122	7,841		41.72
Class F-2	795,662	19,138		41.57
Class F-3	183,459	4,403		41.66
Class 529-A	483,313	11,720		41.24
Class 529-C	127,351	3,316		38.40
Class 529-E	23,892	587		40.69
Class 529-T	11	—	*	41.63
Class 529-F-1	38,728	940		41.20
Class R-1	47,459	1,216		39.03
Class R-2	179,032	4,563		39.24
Class R-2E	4,424	108		41.11
Class R-3	302,675	7,424		40.77
Class R-4	390,741	9,473		41.25
Class R-5E	11	—	*	41.49
Class R-5	118,724	2,838		41.83
Class R-6	2,161,402	51,841		41.69

*	Amount less than one thousand.

See Notes to Financial Statements

The New Economy Fund	9

Statement of operations	unaudited
for the six months ended May 31, 2017	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $3,415)	$89,137
Interest	4,384	$93,521
Fees and expenses*:
Investment advisory services	29,886
Distribution services	17,516
Transfer agent services	9,085
Administrative services	1,845
Reports to shareholders	477
Registration statement and prospectus	442
Trustees’ compensation	515
Auditing and legal	62
Custodian	475
Other	274
Total fees and expenses before reimbursement	60,577
Less transfer agent services reimbursement	— †
Total fees and expenses after reimbursement		60,577
Net investment income		32,944

Net realized gain and unrealized appreciation:
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	590,048
Affiliated issuers	73,434
Forward currency contracts	334
Currency transactions	(565)	663,251
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $954):
Unffiliated issuers	1,583,464
Affiliated issuers	23,803
Forward currency contracts	(590)
Currency translations	318	1,606,995
Net realized gain and unrealized appreciation		2,270,246

Net increase in net assets resulting from operations		$2,303,190

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
†	Amount less than one thousand.

See Notes to Financial Statements

10	The New Economy Fund

Statements of changes in net assets

(dollars in thousands)

	Six months ended May 31, 2017*	Year ended November 30, 2016
Operations:
Net investment income	$32,944	$43,947
Net realized gain	663,251	323,981
Net unrealized appreciation (depreciation)	1,606,995	(398,456)
Net increase (decrease) in net assets resulting from operations	2,303,190	(30,528)

Dividends and distributions paid to shareholders:
Dividends from net investment income	(44,258)	(64,296)
Distributions from net realized gain on investments	(283,262)	(836,882)
Total dividends and distributions paid to shareholders	(327,520)	(901,178)

Net capital share transactions	(267,426)	(123,375)

Total increase (decrease) in net assets	1,708,244	(1,055,081)

Net assets:
Beginning of period	14,680,726	15,735,807
End of period (including undistributed net investment income: $11,442 and $22,756, respectively)	$16,388,970	$14,680,726

*	Unaudited.

See Notes to Financial Statements

The New Economy Fund	11

Notes to financial statements	unaudited

1. Organization

The New Economy Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital. Current income is a secondary consideration.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results

12	The New Economy Fund

could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

The New Economy Fund	13

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as

14	The New Economy Fund

the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of May 31, 2017 (dollars in thousands):

The New Economy Fund	15

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$5,064,916	$76,419	$—	$5,141,335
Health care	2,933,514	—	—	2,933,514
Consumer discretionary	2,626,341	—	—	2,626,341
Financials	1,683,805	138,563	—	1,822,368
Industrials	905,638	—	—	905,638
Energy	115,172	—	—	115,172
Other	722,556	—	—	722,556
Miscellaneous	805,137	—	—	805,137
Short-term securities	—	1,334,671	—	1,334,671
Total	$14,857,079	$1,549,653	$—	$16,406,732

*	Securities with a value of $4,156,742,000, which represented 25.36% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

16	The New Economy Fund

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to the country, region, industry or sector than a fund without such levels of exposure. For

The New Economy Fund	17

example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $27,816,000.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended May 31, 2017, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

18	The New Economy Fund

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2012, by state tax authorities for tax years before 2011 and by tax authorities outside the U.S. for tax years before 2010.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of November 30, 2016, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$40,471
Undistributed long-term capital gains	273,640

As of May 31, 2017, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$5,387,377
Gross unrealized depreciation on investment securities	(339,303)
Net unrealized appreciation on investment securities	5,048,074
Cost of investment securities	11,358,658

The New Economy Fund	19

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Six months ended May 31, 2017						Year ended November 30, 2016
Share class	Ordinary income		Long-term capital gains		Total dividends and distributions paid		Ordinary income		Long-term capital gains	Total dividends and distributions paid
Class A	$24,857		$185,432		$210,289		$42,416		$564,020	$606,436
Class B1	—		82		82		—		1,126	1,126
Class C	—		9,548		9,548		—		31,172	31,172
Class T2	—		—		—
Class F-1	497		5,826		6,323		1,264		20,849	22,113
Class F-2	3,955		14,554		18,509		4,814		41,082	45,896
Class F-3[3]	—		—		—
Class 529-A	833		8,084		8,917		1,442		23,103	24,545
Class 529-B1	—		12		12		—		170	170
Class 529-C	—		2,358		2,358		1		6,785	6,786
Class 529-E	—		416		416		21		1,193	1,214
Class 529-T2	—		—		—
Class 529-F-1	136		641		777		177		1,786	1,963
Class R-1	—		949		949		—		3,158	3,158
Class R-2	—		3,308		3,308		—		10,328	10,328
Class R-2E	4		43		47		2		17	19
Class R-3	—		5,524		5,524		166		17,697	17,863
Class R-4	820		6,753		7,573		1,535		21,244	22,779
Class R-5E	—	[4]	—	[4]	—	[4]	—	[4]	1	1
Class R-5	588		2,033		2,621		1,065		8,411	9,476
Class R-6	12,568		37,699		50,267		11,393		84,740	96,133
Total	$44,258		$283,262		$327,520		$64,296		$836,882	$901,178

[1]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[2]	Class T and 529-T shares began investment operations on April 7, 2017.
[3]	Class F-3 shares began investment operations on January 27, 2017.
[4]	Amount less than one thousand.

20	The New Economy Fund

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.580% on the first $500 million of daily net assets and decreasing to 0.345% on such assets in excess of $27 billion. For the six months ended May 31, 2017, the investment advisory services fee was $29,886,000, which was equivalent to an annualized rate of 0.386% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of May 31, 2017, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

The New Economy Fund	21

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, T, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, T, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the net assets invested in the Class 529 shares of the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

22	The New Economy Fund

For the six months ended May 31, 2017, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$11,627	$6,927		$506		Not applicable
Class B1	9	2		Not applicable		Not applicable
Class C	2,337	335		117		Not applicable
Class T2	—	—	[3]	—	[3]	Not applicable
Class F-1	390	216		78		Not applicable
Class F-2	Not applicable	446		200		Not applicable
Class F-3[4]	Not applicable	1		11		Not applicable
Class 529-A	453	272		111		$152
Class 529-B1	1	—	[3]	—	[3]	—	[3]
Class 529-C	590	77		30		41
Class 529-E	56	8		6		8
Class 529-T2	—	—	[3]	—	[3]	—	[3]
Class 529-F-1	—	22		9		12
Class R-1	237	26		12		Not applicable
Class R-2	625	302		42		Not applicable
Class R-2E	10	3		1		Not applicable
Class R-3	723	227		73		Not applicable
Class R-4	458	187		92		Not applicable
Class R-5E	Not applicable	—	[3]	—	[3]	Not applicable
Class R-5	Not applicable	28		28		Not applicable
Class R-6	Not applicable	6		529		Not applicable
Total class-specific expenses	$17,516	$9,085		$1,845		$213

[1]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[2]	Class T and 529-T shares began investment operations on April 7, 2017.
[3]	Amount less than one thousand.
[4]	Class F-3 shares began investment operations on January 27, 2017.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $515,000 in the fund’s statement of operations reflects $284,000 in current fees (either paid in cash or deferred) and a net increase of $231,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Security transactions with related funds — The fund may purchase from, or sell securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or

The New Economy Fund	23

affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended May 31, 2017.

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]			Reinvestment of dividends and distributions			Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares		Amount	Shares		Amount	Shares	Amount	Shares

Six months ended May 31, 2017

Class A	$464,412	11,917		$205,955	5,691		$(951,316)	(24,699)	$(280,949)	(7,091)
Class B2	14	—	[3]	82	3		(5,457)	(154)	(5,361)	(151)
Class C	36,251	1,020		9,464	286		(75,278)	(2,137)	(29,563)	(831)
Class T4	10	—	[3]	—	—		—	—	10	— [3]
Class F-1	43,872	1,128		6,247	172		(68,018)	(1,757)	(17,899)	(457)
Class F-2	240,010	6,190		17,408	482		(314,059)	(7,998)	(56,641)	(1,326)
Class F-3[5]	183,053	4,559		—	—		(6,374)	(156)	176,679	4,403
Class 529-A	31,479	821		8,914	248		(30,468)	(804)	9,925	265
Class 529-B2	4	—	[3]	12	—	[3]	(814)	(23)	(798)	(23)
Class 529-C	7,432	208		2,358	70		(10,988)	(311)	(1,198)	(33)
Class 529-E	1,485	39		416	12		(1,891)	(50)	10	1
Class 529-T4	10	—	[3]	—	—		—	—	10	— [3]
Class 529-F-1	4,106	108		775	22		(3,738)	(100)	1,143	30
Class R-1	3,675	100		949	28		(9,930)	(270)	(5,306)	(142)
Class R-2	26,147	713		3,306	97		(35,262)	(975)	(5,809)	(165)
Class R-2E	1,992	53		48	1		(246)	(6)	1,794	48
Class R-3	39,466	1,039		5,519	156		(65,635)	(1,742)	(20,650)	(547)
Class R-4	46,614	1,211		7,573	211		(59,203)	(1,541)	(5,016)	(119)
Class R-5E	—	—		—	—		—	—	—	—
Class R-5	17,159	444		2,585	71		(21,576)	(560)	(1,832)	(45)
Class R-6	236,537	6,119		50,267	1,388		(312,779)	(7,814)	(25,975)	(307)
Total net increase (decrease)	$1,383,728	35,669		$321,878	8,938		$(1,973,032)	(51,097)	$(267,426)	(6,490)

24	The New Economy Fund

	Sales[1]		Reinvestment of dividends and distributions		Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended November 30, 2016

Class A	$783,808	22,406	$594,256	16,530	$(1,705,522)	(48,300)	$(327,458)	(9,364)
Class B	375	12	1,121	33	(15,620)	(479)	(14,124)	(434)
Class C	72,193	2,244	30,853	932	(147,202)	(4,567)	(44,156)	(1,391)
Class F-1	86,017	2,451	21,873	607	(180,787)	(5,130)	(72,897)	(2,072)
Class F-2	353,920	9,935	43,221	1,204	(371,391)	(10,585)	25,750	554
Class 529-A	52,172	1,496	24,543	689	(66,318)	(1,888)	10,397	297
Class 529-B	86	3	169	5	(2,429)	(74)	(2,174)	(66)
Class 529-C	15,362	470	6,785	202	(19,900)	(607)	2,247	65
Class 529-E	2,512	74	1,214	34	(3,381)	(98)	345	10
Class 529-F-1	8,228	232	1,963	55	(8,494)	(238)	1,697	49
Class R-1	7,359	224	3,158	93	(17,462)	(526)	(6,945)	(209)
Class R-2	43,565	1,309	10,323	302	(63,259)	(1,909)	(9,371)	(298)
Class R-2E	2,200	62	19	1	(179)	(5)	2,040	58
Class R-3	66,273	1,929	17,854	506	(105,025)	(3,044)	(20,898)	(609)
Class R-4	71,025	2,047	22,777	639	(118,143)	(3,385)	(24,341)	(699)
Class R-5E	—	—	—	—	—	—	—	—
Class R-5	31,535	900	9,470	262	(80,457)	(2,348)	(39,452)	(1,186)
Class R-6	482,376	13,908	96,133	2,672	(182,544)	(5,127)	395,965	11,453
Total net increase (decrease)	$2,079,006	59,702	$885,732	24,766	$(3,088,113)	(88,310)	$(123,375)	(3,842)

[1]	Includes exchanges between share classes of the fund.
[2]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[3]	Amount less than one thousand.
[4]	Class T and 529-T shares began investment operations on April 7, 2017.
[5]	Class F-3 shares began investment operations on January 27, 2017.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $2,217,387,000 and $3,072,835,000, respectively, during the six months ended May 31, 2017.

The New Economy Fund	25

Financial highlights

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income (loss)[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:
Six months ended 5/31/2017[5,6]	$36.67	$.08	$5.68	$5.76
Year ended 11/30/2016	38.93	.11	(.15)	(.04)
Year ended 11/30/2015	40.58	.11	1.47	1.58
Year ended 11/30/2014	39.61	.22	3.28	3.50
Year ended 11/30/2013	28.83	.17	11.67	11.84
Year ended 11/30/2012	24.14	.16	4.65	4.81
Class C:
Six months ended 5/31/2017[5,6]	33.51	(.07)	5.17	5.10
Year ended 11/30/2016	35.89	(.16)	(.16)	(.32)
Year ended 11/30/2015	37.74	(.18)	1.36	1.18
Year ended 11/30/2014	37.16	(.10)	3.07	2.97
Year ended 11/30/2013	27.15	(.10)	10.99	10.89
Year ended 11/30/2012	22.80	(.05)	4.40	4.35
Class T:
Period from 4/07/2017 to 5/31/2017[5,6,9]	39.44	.06	2.13	2.19
Class F-1:
Six months ended 5/31/2017[5,6]	36.73	.07	5.69	5.76
Year ended 11/30/2016	38.99	.09	(.17)	(.08)
Year ended 11/30/2015	40.60	.10	1.47	1.57
Year ended 11/30/2014	39.67	.21	3.27	3.48
Year ended 11/30/2013	28.87	.14	11.70	11.84
Year ended 11/30/2012	24.16	.16	4.66	4.82
Class F-2:
Six months ended 5/31/2017[5,6]	36.69	.12	5.66	5.78
Year ended 11/30/2016	38.96	.19	(.16)	.03
Year ended 11/30/2015	40.63	.19	1.47	1.66
Year ended 11/30/2014	39.65	.29	3.31	3.60
Year ended 11/30/2013	28.88	.24	11.68	11.92
Year ended 11/30/2012	24.19	.23	4.65	4.88
Class F-3:
Period from 1/27/17 to 5/31/2017[5,6,12]	37.90	.16	3.60	3.76

26	The New Economy Fund

Dividends and distributions								Ratio of		Ratio of
						Net assets,		expenses to		expenses to
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3,4]		end of period (in millions)		average net assets before reimburse- ments		average net assets after reimburse- ments[4]		Ratio of net income (loss) to average net assets[2,4]

$(.10)	$(.71)	$(.81)	$41.62	16.02%[7]		$10,716		.79%[8]		.79%[8]		.42%[8]
(.16)	(2.06)	(2.22)	36.67	.00		9,702		.81		.81		.30
(.20)	(3.03)	(3.23)	38.93	4.27		10,666		.78		.78		.29
(.14)	(2.39)	(2.53)	40.58	9.25		9,984		.79		.79		.56
(.18)	(.88)	(1.06)	39.61	42.52		8,920		.83		.83		.50
(.12)	—	(.12)	28.83	20.02		5,919		.87		.87		.59

—	(.71)	(.71)	37.90	15.52	[7]	489		1.60	[8]	1.60	[8]	(.40)[8]
—	(2.06)	(2.06)	33.51	(.82)		460		1.62		1.62		(.51)
—	(3.03)	(3.03)	35.89	3.44		542		1.59		1.59		(.51)
—	(2.39)	(2.39)	37.74	8.37		475		1.60		1.60		(.26)
—	(.88)	(.88)	37.16	41.37		350		1.63		1.63		(.32)
—	—	—	27.15	19.08		186		1.67		1.67		(.22)

—	—	—	41.63	5.55	[7,10]	—	[11]	.09	[7,10]	.09	[7,10]	.14 [7,10]

(.06)	(.71)	(.77)	41.72	15.99	[7]	327		.85	[8]	.85	[8]	.36 [8]
(.12)	(2.06)	(2.18)	36.73	(.08)		305		.85		.85		.26
(.15)	(3.03)	(3.18)	38.99	4.23		404		.83		.83		.25
(.16)	(2.39)	(2.55)	40.60	9.20		412		.84		.84		.54
(.16)	(.88)	(1.04)	39.67	42.46		418		.86		.86		.43
(.11)	—	(.11)	28.87	20.03		143		.86		.86		.61

(.19)	(.71)	(.90)	41.57	16.13	[7]	796		.57	[8]	.57	[8]	.62 [8]
(.24)	(2.06)	(2.30)	36.69	.22		751		.58		.58		.53
(.30)	(3.03)	(3.33)	38.96	4.49		776		.57		.57		.50
(.23)	(2.39)	(2.62)	40.63	9.52		662		.57		.57		.73
(.27)	(.88)	(1.15)	39.65	42.88		330		.57		.57		.70
(.19)	—	(.19)	28.88	20.35		106		.59		.59		.87

—	—	—	41.66	9.92	[7]	183		.16	[7]	.16	[7]	.40 [7]

See page 33 for footnotes.

The New Economy Fund	27

Financial highlights (continued)

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income (loss)[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class 529-A:
Six months ended 5/31/2017[5,6]	$36.33	$.07	$5.62	$5.69
Year ended 11/30/2016	38.60	.08	(.16)	(.08)
Year ended 11/30/2015	40.27	.08	1.46	1.54
Year ended 11/30/2014	39.33	.18	3.27	3.45
Year ended 11/30/2013	28.65	.14	11.58	11.72
Year ended 11/30/2012	24.00	.14	4.63	4.77
Class 529-C:
Six months ended 5/31/2017[5,6]	33.94	(.08)	5.25	5.17
Year ended 11/30/2016	36.35	(.19)	(.16)	(.35)
Year ended 11/30/2015	38.21	(.21)	1.38	1.17
Year ended 11/30/2014	37.62	(.12)	3.10	2.98
Year ended 11/30/2013	27.49	(.12)	11.13	11.01
Year ended 11/30/2012	23.11	(.07)	4.45	4.38
Class 529-E:
Six months ended 5/31/2017[5,6]	35.83	.02	5.55	5.57
Year ended 11/30/2016	38.09	— [13]	(.16)	(.16)
Year ended 11/30/2015	39.78	(.01)	1.43	1.42
Year ended 11/30/2014	38.91	.08	3.23	3.31
Year ended 11/30/2013	28.35	.05	11.48	11.53
Year ended 11/30/2012	23.75	.07	4.57	4.64
Class 529-T:
Period from 4/07/2017 to 5/31/2017[5,6,9]	39.44	.05	2.14	2.19
Class 529-F-1:
Six months ended 5/31/2017[5,6]	36.34	.11	5.61	5.72
Year ended 11/30/2016	38.61	.15	(.16)	(.01)
Year ended 11/30/2015	40.28	.16	1.45	1.61
Year ended 11/30/2014	39.33	.26	3.26	3.52
Year ended 11/30/2013	28.65	.21	11.58	11.79
Year ended 11/30/2012	24.01	.19	4.62	4.81
Class R-1:
Six months ended 5/31/2017[5,6]	34.47	(.07)	5.34	5.27
Year ended 11/30/2016	36.84	(.15)	(.16)	(.31)
Year ended 11/30/2015	38.66	(.18)	1.39	1.21
Year ended 11/30/2014	37.99	(.09)	3.15	3.06
Year ended 11/30/2013	27.72	(.08)	11.23	11.15
Year ended 11/30/2012	23.27	(.04)	4.49	4.45

28	The New Economy Fund

Dividends and distributions								Ratio of		Ratio of
						Net assets,		expenses to		expenses to
Dividends		Total				end of		average net		average net		Ratio of net
(from net	Distributions	dividends	Net asset			period		assets before		assets after		income (loss)
investment	(from capital	and	value, end			(in		reimburse-		reimburse-		to average
income)	gains)	distributions	of period	Total return[3,4]		millions)		ments		ments[4]		net assets[2,4]

$(.07)	$(.71)	$(.78)	$41.24	15.99%[7]		$483		.86%[8]		.86%[8]		.35%[8]
(.13)	(2.06)	(2.19)	36.33	(.10)		416		.88		.88		.23
(.18)	(3.03)	(3.21)	38.60	4.19		431		.86		.86		.21
(.12)	(2.39)	(2.51)	40.27	9.19		388		.87		.87		.47
(.16)	(.88)	(1.04)	39.33	42.38		325		.91		.91		.42
(.12)	—	(.12)	28.65	19.92		197		.93		.93		.53

—	(.71)	(.71)	38.40	15.53	[7]	127		1.65	[8]	1.65	[8]	(.44)[8]
—	(2.06)	(2.06)	33.94	(.90)		114		1.67		1.67		(.57)
—	(3.03)	(3.03)	36.35	3.37		120		1.66		1.66		(.59)
—	(2.39)	(2.39)	38.21	8.29		109		1.67		1.67		(.33)
—	(.88)	(.88)	37.62	41.30		94		1.71		1.71		(.38)
—	—	—	27.49	18.95		60		1.74		1.74		(.28)

—	(.71)	(.71)	40.69	15.84	[7]	24		1.10	[8]	1.10	[8]	.11 [8]
(.04)	(2.06)	(2.10)	35.83	(.33)		21		1.12		1.12		(.01)
(.08)	(3.03)	(3.11)	38.09	3.92		22		1.11		1.11		(.04)
(.05)	(2.39)	(2.44)	39.78	8.89		21		1.12		1.12		.21
(.09)	(.88)	(.97)	38.91	42.04		17		1.16		1.16		.16
(.04)	—	(.04)	28.35	19.59		10		1.20		1.20		.26

—	—	—	41.63	5.55	[7,10]	—	[11]	.10	[7,10]	.10	[7,10]	.13 [7,10]

(.15)	(.71)	(.86)	41.20	16.11	[7]	39		.65	[8]	.65	[8]	.56 [8]
(.20)	(2.06)	(2.26)	36.34	.14		33		.68		.68		.43
(.25)	(3.03)	(3.28)	38.61	4.37		33		.66		.66		.41
(.18)	(2.39)	(2.57)	40.28	9.39		28		.67		.67		.68
(.23)	(.88)	(1.11)	39.33	42.69		22		.71		.71		.62
(.17)	—	(.17)	28.65	20.17		13		.74		.74		.73

—	(.71)	(.71)	39.03	15.59	[7]	48		1.57	[8]	1.57	[8]	(.36)[8]
—	(2.06)	(2.06)	34.47	(.77)		47		1.57		1.57		(.46)
—	(3.03)	(3.03)	36.84	3.44		58		1.56		1.56		(.49)
—	(2.39)	(2.39)	38.66	8.43		52		1.56		1.56		(.25)
—	(.88)	(.88)	37.99	41.46		33		1.59		1.59		(.25)
—	—	—	27.72	19.12		23		1.61		1.61		(.15)

See page 33 for footnotes.

The New Economy Fund	29

Financial highlights (continued)

		Income (loss) from investment operations[1]
			Net gains
	Net asset	Net	(losses) on
	value,	investment	securities (both	Total from
	beginning	income	realized and	investment
	of period	(loss)[2]	unrealized)	operations
Class R-2:
Six months ended 5/31/2017[5,6]	$34.65	$(.06)	$5.36	$5.30
Year ended 11/30/2016	37.03	(.16)	(.16)	(.32)
Year ended 11/30/2015	38.84	(.17)	1.39	1.22
Year ended 11/30/2014	38.16	(.08)	3.15	3.07
Year ended 11/30/2013	27.84	(.07)	11.27	11.20
Year ended 11/30/2012	23.37	(.05)	4.52	4.47

Class R-2E:
Six months ended 5/31/2017[5,6]	36.29	— [13]	5.60	5.60
Year ended 11/30/2016	38.85	(.07)	(.14)	(.21)
Year ended 11/30/2015	40.60	.06	1.54	1.60
Period from 8/29/2014 to 11/30/2014[5,14]	40.22	.01	.37	.38

Class R-3:
Six months ended 5/31/2017[5,6]	35.90	.02	5.56	5.58
Year ended 11/30/2016	38.14	(.01)	(.15)	(.16)
Year ended 11/30/2015	39.84	(.01)	1.43	1.42
Year ended 11/30/2014	38.98	.08	3.23	3.31
Year ended 11/30/2013	28.38	.06	11.50	11.56
Year ended 11/30/2012	23.77	.07	4.58	4.65

Class R-4:
Six months ended 5/31/2017[5,6]	36.34	.08	5.63	5.71
Year ended 11/30/2016	38.61	.10	(.16)	(.06)
Year ended 11/30/2015	40.29	.10	1.46	1.56
Year ended 11/30/2014	39.36	.20	3.26	3.46
Year ended 11/30/2013	28.67	.16	11.60	11.76
Year ended 11/30/2012	24.01	.16	4.63	4.79

Class R-5E:
Six months ended 5/31/2017[5,6]	36.57	.13	5.65	5.78
Year ended 11/30/2016	38.93	.14	(.15)	(.01)
Period from 11/20/2015 to 11/30/2015[5,15]	38.84	— [13]	.09	.09

Class R-5:
Six months ended 5/31/2017[5,6]	36.91	.14	5.69	5.83
Year ended 11/30/2016	39.17	.22	(.16)	.06
Year ended 11/30/2015	40.80	.22	1.47	1.69
Year ended 11/30/2014	39.80	.35	3.27	3.62
Year ended 11/30/2013	28.98	.26	11.71	11.97
Year ended 11/30/2012	24.26	.25	4.67	4.92

30	The New Economy Fund

Dividends and distributions								Ratio of		Ratio of
						Net assets,		expenses to		expenses to
Dividends		Total				end of		average net		average net		Ratio of net
(from net	Distributions	dividends	Net asset			period		assets before		assets after		income (loss)
investment	(from capital	and	value, end			(in		reimburse-		reimburse-		to average
income)	gains)	distributions	of period	Total return[3,4]		millions)		ments		ments[4]		net assets[2,4]

$—	$(.71)	$(.71)	$39.24	15.59%[7]		$179		1.56%[8]		1.56%[8]		(.35)%[8]
—	(2.06)	(2.06)	34.65	(.79)		164		1.59		1.59		(.48)
—	(3.03)	(3.03)	37.03	3.45		186		1.55		1.55		(.47)
—	(2.39)	(2.39)	38.84	8.41		185		1.57		1.57		(.22)
—	(.88)	(.88)	38.16	41.47		173		1.57		1.57		(.23)
—	—	—	27.84	19.13		124		1.63		1.63		(.17)

(.07)	(.71)	(.78)	41.11	15.75	[7]	4		1.27	[8]	1.27	[8]	(.03)[8]
(.29)	(2.06)	(2.35)	36.29	(.44)		2		1.26		1.26		(.19)
(.32)	(3.03)	(3.35)	38.85	4.33	[10]	—	[11]	.84	[10]	.84	[10]	.16 [10]
—	—	—	40.60	.94	[7,10]	—	[11]	.17	[7,10]	.17	[7,10]	.03 [7,10]

—	(.71)	(.71)	40.77	15.83	[7]	303		1.12	[8]	1.12	[8]	.09 [8]
(.02)	(2.06)	(2.08)	35.90	(.33)		286		1.13		1.13		(.02)
(.09)	(3.03)	(3.12)	38.14	3.91		327		1.11		1.11		(.04)
(.06)	(2.39)	(2.45)	39.84	8.88		328		1.13		1.13		.21
(.08)	(.88)	(.96)	38.98	42.09		262		1.15		1.15		.19
(.04)	—	(.04)	28.38	19.62		168		1.18		1.18		.28

(.09)	(.71)	(.80)	41.25	16.03	[7]	391		.81	[8]	.81	[8]	.39 [8]
(.15)	(2.06)	(2.21)	36.34	(.04)		348		.82		.82		.29
(.21)	(3.03)	(3.24)	38.61	4.25		397		.81		.81		.27
(.14)	(2.39)	(2.53)	40.29	9.22		368		.81		.81		.52
(.19)	(.88)	(1.07)	39.36	42.52		252		.83		.83		.49
(.13)	—	(.13)	28.67	20.06		150		.85		.85		.61

(.15)	(.71)	(.86)	41.49	16.16	[7]	—	[11]	.70	[8]	.53	[8]	.67 [8]
(.29)	(2.06)	(2.35)	36.57	.11		—	[11]	.69		.69		.41
—	—	—	38.93	.23	[7]	—	[11]	.02	[7]	.02	[7]	— [7,16]

(.20)	(.71)	(.91)	41.83	16.18	[7]	119		.51	[8]	.51	[8]	.70 [8]
(.26)	(2.06)	(2.32)	36.91	.30		106		.52		.52		.61
(.29)	(3.03)	(3.32)	39.17	4.55		160		.50		.50		.57
(.23)	(2.39)	(2.62)	40.80	9.54		152		.52		.52		.88
(.27)	(.88)	(1.15)	39.80	42.93		233		.53		.53		.79
(.20)	—	(.20)	28.98	20.45		131		.54		.54		.92

See page 33 for footnotes.

The New Economy Fund	31

Financial highlights (continued)

		Income (loss) from investment operations[1]
			Net gains
	Net asset	Net	(losses) on
	value,	investment	securities (both	Total from
	beginning	income	realized and	investment
	of period	(loss)[2]	unrealized)	operations
Class R-6:
Six months ended 5/31/2017[5,6]	$36.81	$.14	$5.69	$5.83
Year ended 11/30/2016	39.08	.22	(.15)	.07
Year ended 11/30/2015	40.73	.24	1.47	1.71
Year ended 11/30/2014	39.73	.34	3.29	3.63
Year ended 11/30/2013	28.93	.28	11.69	11.97
Year ended 11/30/2012	24.23	.26	4.66	4.92

	Six months ended	Year ended November 30
	May 31, 2017[5,6,7]	2016	2015	2014	2013	2012
Portfolio turnover rate for all share classes	16%	25%	34%	27%	29%	37%

See Notes to Financial Statements

32	The New Economy Fund

Dividends and distributions						Ratio of	Ratio of
					Net assets,	expenses to	expenses to
Dividends		Total			end of	average net	average net	Ratio of net
(from net	Distributions	dividends	Net asset		period	assets before	assets after	income (loss)
investment	(from capital	and	value, end		(in	reimburse-	reimburse-	to average
income)	gains)	distributions	of period	Total return[3,4]	millions)	ments	ments[4]	net assets[2,4]

$(.24)	$(.71)	$(.95)	$41.69	16.22%[7]	$2,161	.46%[8]	.46%[8]	.74%[8]
(.28)	(2.06)	(2.34)	36.81	.31	1,920	.47	.47	.64
(.33)	(3.03)	(3.36)	39.08	4.61	1,590	.46	.46	.62
(.24)	(2.39)	(2.63)	40.73	9.60	1,421	.46	.46	.86
(.29)	(.88)	(1.17)	39.73	43.02	945	.48	.48	.84
(.22)	—	(.22)	28.93	20.48	512	.49	.49	.97

[1]	Based on average shares outstanding.
[2]	For the year ended November 30, 2014, this column reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class A net investment income per share and ratio of net income to average net assets would have been lower by $.09 and .22 percentage points, respectively. The impact to the other share classes would have been similar.
[3]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[4]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the periods shown, CRMC paid a portion of the fund’s transfer agent fees for certain retirement plan share classes.
[5]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	Classes T and 529-T shares began investment operations on April 7, 2017.
[10]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[11]	Amount less than $1 million.
[12]	Class F-3 shares began investment operations on January 27, 2017.
[13]	Amount less than $.01.
[14]	Class R-2E shares began investment operations on August 29, 2014.
[15]	Class R-5E shares began investment operations on November 20, 2015.
[16]	Amount less than .01%.

The New Economy Fund	33

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (December 1, 2016, through May 31, 2017).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

34	The New Economy Fund

	Beginning account value 12/1/2016	Ending account value 5/31/2017	Expenses paid during period[1]	Annualized expense ratio
Class A - actual return	$1,000.00	$1,160.20	$4.25	.79%
Class A - assumed 5% return	1,000.00	1,020.99	3.98	.79
Class C - actual return	1,000.00	1,155.23	8.60	1.60
Class C - assumed 5% return	1,000.00	1,016.95	8.05	1.60
Class T - actual return[2]	1,000.00	1,055.53	.90	.59
Class T - assumed 5% return[2]	1,000.00	1,021.99	2.97	.59
Class F-1 - actual return	1,000.00	1,159.94	4.58	.85
Class F-1 - assumed 5% return	1,000.00	1,020.69	4.28	.85
Class F-2 - actual return	1,000.00	1,161.26	3.07	.57
Class F-2 - assumed 5% return	1,000.00	1,022.09	2.87	.57
Class F-3 - actual return[3]	1,000.00	1,099.20	1.64	.46
Class F-3 - assumed 5% return[3]	1,000.00	1,022.64	2.32	.46
Class 529-A - actual return	1,000.00	1,159.88	4.63	.86
Class 529-A - assumed 5% return	1,000.00	1,020.64	4.33	.86
Class 529-C - actual return	1,000.00	1,155.34	8.87	1.65
Class 529-C - assumed 5% return	1,000.00	1,016.70	8.30	1.65
Class 529-E - actual return	1,000.00	1,158.36	5.92	1.10
Class 529-E - assumed 5% return	1,000.00	1,019.45	5.54	1.10
Class 529-T - actual return[2]	1,000.00	1,055.53	1.00	.66
Class 529-T - assumed 5% return[2]	1,000.00	1,021.64	3.33	.66
Class 529-F-1 - actual return	1,000.00	1,161.06	3.50	.65
Class 529-F-1 - assumed 5% return	1,000.00	1,021.69	3.28	.65
Class R-1 - actual return	1,000.00	1,155.87	8.44	1.57
Class R-1 - assumed 5% return	1,000.00	1,017.10	7.90	1.57
Class R-2 - actual return	1,000.00	1,155.89	8.38	1.56
Class R-2 - assumed 5% return	1,000.00	1,017.15	7.85	1.56
Class R-2E - actual return	1,000.00	1,157.49	6.83	1.27
Class R-2E - assumed 5% return	1,000.00	1,018.60	6.39	1.27
Class R-3 - actual return	1,000.00	1,158.32	6.03	1.12
Class R-3 - assumed 5% return	1,000.00	1,019.35	5.64	1.12
Class R-4 - actual return	1,000.00	1,160.28	4.36	.81
Class R-4 - assumed 5% return	1,000.00	1,020.89	4.08	.81
Class R-5E - actual return	1,000.00	1,161.60	2.86	.53
Class R-5E - assumed 5% return	1,000.00	1,022.29	2.67	.53
Class R-5 - actual return	1,000.00	1,161.83	2.75	.51
Class R-5 - assumed 5% return	1,000.00	1,022.39	2.57	.51
Class R-6 - actual return	1,000.00	1,162.15	2.48	.46
Class R-6 - assumed 5% return	1,000.00	1,022.64	2.32	.46

See page 36 for footnotes.

The New Economy Fund	35

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The period for the “annualized expense ratio” and “actual return” line is based on the number of days since the share class began investment operations on April 7, 2017. The “assumed 5% return” line is based on 182 days.
[3]	The period for the “annualized expense ratio” and “actual return” line is based on the number of days since the share class began investment operations on January 27, 2017. The “assumed 5% return” line is based on 182 days.

36	The New Economy Fund

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38	The New Economy Fund

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The New Economy Fund	39

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40	The New Economy Fund

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The New Economy Fund	41

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The New Economy Fund	43

Offices of the fund and of the investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Counsel

O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

44	The New Economy Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete May 31, 2017, portfolio of The New Economy Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The New Economy Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of The New Economy Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2017, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products. Standard & Poor’s 500 Composite Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2017 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds from Capital Group

The Capital AdvantageSM

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior long-term track record
Equity funds have beaten their Lipper peer indexes in 93% of 10-year periods and 98% of 20-year periods. Fixed income funds have beaten their Lipper indexes in 80% of 10-year periods and 80% of 20-year periods.[2] Fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2016.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2016. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	On average, our management fees were in the lowest quintile 73% of the time, based on the 20-year period ended December 31, 2016, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

The New Economy Fund®
Investment portfolio
May 31, 2017
unaudited
Common stocks91.97% Information technology31.37%	Shares	Value (000)
Samsung Electronics Co., Ltd.	218,596	$436,372
Alphabet Inc., Class C1	245,288	236,669
Alphabet Inc., Class A1	192,695	190,207
Tencent Holdings Ltd.	12,155,000	417,409
Skyworks Solutions, Inc.	3,467,150	369,009
Qorvo, Inc.[1]	3,294,480	256,805
Alibaba Group Holding Ltd. (ADR)[1]	1,624,100	198,887
Accenture PLC, Class A	1,568,300	195,206
Broadcom Ltd.	725,000	173,623
Micron Technology, Inc.[1]	5,395,000	166,004
Apple Inc.	1,036,400	158,320
SK hynix, Inc.	2,868,000	146,013
Texas Instruments Inc.	1,555,000	128,272
International Business Machines Corp.	790,000	120,578
Trimble Inc.[1]	3,309,430	119,272
Zebra Technologies Corp., Class A1	1,105,800	115,379
Baidu, Inc., Class A (ADR)[1]	614,380	114,336
Autodesk, Inc.[1]	1,000,000	111,770
Oracle Corp.	2,401,814	109,018
Arista Networks, Inc.[1]	684,400	100,867
LG Display Co., Ltd.	3,463,895	100,860
Nintendo Co., Ltd.	300,400	91,273
Murata Manufacturing Co., Ltd.	620,000	85,932
Topcon Corp.	4,597,000	83,970
Intel Corp.	2,150,000	77,637
AAC Technologies Holdings Inc.[2]	7,835,500	76,419
Hamamatsu Photonics KK	2,360,000	75,115
Moneysupermarket.com Group PLC	15,762,066	70,816
Lumentum Holdings Inc.[1]	1,231,000	70,229
Western Union Co.	3,435,000	65,334
Inphi Corp.[1]	1,537,035	60,990
MasterCard Inc., Class A	484,900	59,585
QUALCOMM Inc.	966,000	55,323
Finisar Corp.[1]	2,033,901	50,156
Cray Inc.[1,3]	2,643,010	46,913
Viavi Solutions Inc.[1]	3,983,000	44,729
Flex Ltd.[1]	2,321,282	40,065
Worldpay Group PLC	9,073,000	36,309
ASML Holding NV	272,340	35,947
salesforce.com, inc.[1]	330,000	29,581
Amphenol Corp., Class A	269,917	20,136
		5,141,335
Health care17.90%
Thermo Fisher Scientific Inc.	2,505,000	432,839
Kite Pharma, Inc.[1,3]	3,443,570	249,039
AbbVie Inc.	2,162,401	142,762
The New Economy Fund — Page 1 of 5

unaudited
Common stocks Health care (continued)	Shares	Value (000)
AbbVie Inc.[4]	541,232	$35,732
Grifols, SA, Class B (ADR)	2,758,252	59,192
Grifols, SA, Class A, non-registered shares	2,000,000	56,595
Grifols, SA, Class B, preferred nonvoting, non-registered shares	2,636,350	56,580
Stryker Corp.	1,144,850	163,668
Amgen Inc.	954,622	148,196
BioMarin Pharmaceutical Inc.[1]	1,598,130	140,060
bluebird bio, Inc.[1]	1,621,122	122,152
Hologic, Inc.[1]	2,790,600	120,861
China Biologic Products, Inc.[1]	1,013,777	115,368
GW Pharmaceuticals PLC (ADR)[1]	1,114,054	109,857
UnitedHealth Group Inc.	618,800	108,401
Medtronic PLC	1,267,300	106,808
NuVasive, Inc.[1]	1,304,000	97,839
Ultragenyx Pharmaceutical Inc.[1]	1,754,235	94,466
LivaNova PLC[1]	1,650,000	93,786
Express Scripts Holding Co.[1]	1,232,169	73,622
Boston Scientific Corp.[1]	2,551,292	68,961
Illumina, Inc.[1]	369,700	65,570
McKesson Corp.	350,000	57,081
Mesoblast Ltd.[1,3]	25,335,000	39,721
Mesoblast Ltd. (ADR)[1,3]	372,800	2,982
QIAGEN NV	1,243,006	41,848
Essilor International	275,428	36,618
Humana Inc.	147,600	34,282
UCB SA	426,000	30,062
PerkinElmer, Inc.	453,000	28,566
		2,933,514
Consumer discretionary16.02%
Netflix, Inc.[1]	3,967,800	647,029
Amazon.com, Inc.[1]	314,325	312,634
Galaxy Entertainment Group Ltd.	52,996,000	306,378
Priceline Group Inc.[1]	85,090	159,722
Twenty-First Century Fox, Inc., Class A	4,800,000	130,176
Marriott International, Inc., Class A	1,110,000	119,491
Daily Mail and General Trust PLC, Class A, nonvoting	12,636,701	112,263
Naspers Ltd., Class N	418,000	86,550
Kering SA	220,000	72,757
Aramark	1,614,000	60,138
Sony Corp.	1,571,000	57,223
Elang Mahkota Teknologi Tbk PT	66,483,000	54,404
lululemon athletica inc.[1]	1,113,000	53,725
ServiceMaster Global Holdings, Inc.[1]	1,295,000	48,951
Home Depot, Inc.	305,800	46,943
Viacom Inc., Class B	1,278,964	44,495
William Hill PLC	10,980,000	40,645
Entertainment One Ltd.	12,759,700	40,180
JCDecaux SA	1,173,000	38,826
Paddy Power Betfair PLC	338,200	35,427
BorgWarner Inc.	753,000	32,010
Altice NV, Class A1	1,000,000	24,888
Altice NV, Class B1	221,000	5,510
Melco Resorts & Entertainment Ltd. (ADR)	1,204,400	27,195
Five Below, Inc.[1]	509,220	26,123
The New Economy Fund — Page 2 of 5

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
Eros International PLC, Class A1	2,343,456	$22,497
Eros International PLC, Class A1,4	188,000	1,805
NIKE, Inc., Class B	346,400	18,356
		2,626,341
Financials11.12%
Kotak Mahindra Bank Ltd.	14,190,882	212,478
HDFC Bank Ltd.[2]	5,412,755	138,563
AIA Group Ltd.	18,391,800	130,400
EXOR NV	2,258,000	125,938
American International Group, Inc.	1,814,711	115,470
Banco Santander, SA	16,983,569	110,293
Prudential PLC	4,900,000	109,601
Barclays PLC	39,981,344	108,179
Wells Fargo & Co.	1,913,600	97,862
Essent Group Ltd.[1]	2,400,000	87,048
Webster Financial Corp.	1,554,000	75,711
East West Bancorp, Inc.	1,250,000	68,413
UniCredit SpA[1]	3,853,363	67,397
JPMorgan Chase & Co.	800,000	65,720
Berkshire Hathaway Inc., Class B1	311,200	51,435
Leucadia National Corp.	2,010,000	49,024
Metropolitan Bank & Trust Co.	26,500,000	46,558
Goldman Sachs Group, Inc.	217,000	45,843
BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	7,339,500	41,779
Aberdeen Asset Management PLC	7,370,000	27,443
SVB Financial Group[1]	135,300	23,069
Banco BPM SPA[1]	6,876,761	21,414
PNC Financial Services Group, Inc.	23,000	2,730
		1,822,368
Industrials5.53%
CSX Corp.	3,809,400	206,355
Union Pacific Corp.	1,006,154	110,979
Ryanair Holdings PLC (ADR)[1]	1,026,999	109,622
Nielsen Holdings PLC	2,513,100	96,704
AKR Corporindo Tbk PT	173,899,680	86,493
Sensata Technologies Holding NV1	1,531,800	61,931
JG Summit Holdings, Inc.	33,268,800	53,237
Leonardo SPA	3,000,000	52,842
Nidec Corp.	360,000	35,675
Old Dominion Freight Line, Inc.	292,500	26,126
Babcock International Group PLC	2,076,923	24,967
Alliance Global Group, Inc.	66,610,000	20,716
J.B. Hunt Transport Services, Inc.	234,143	19,991
		905,638
Consumer staples2.44%
Costco Wholesale Corp.	570,200	102,881
AMOREPACIFIC Corp.	321,043	98,354
Associated British Foods PLC	2,265,940	87,470
COSMOS Pharmaceutical Corp.	225,000	47,479
The New Economy Fund — Page 3 of 5

unaudited
Common stocks Consumer staples (continued)	Shares	Value (000)
Herbalife Ltd.[1]	628,000	$45,078
Kroger Co.	625,000	18,612
		399,874
Materials1.05%
Nitto Denko Corp.	997,676	80,093
Croda International PLC	1,313,103	67,049
International Flavors & Fragrances Inc.	117,800	16,244
Monsanto Co.	70,000	8,219
		171,605
Energy0.70%
Schlumberger Ltd.	1,655,000	115,172
Utilities0.59%
ENN Energy Holdings Ltd.	18,266,000	96,105
Telecommunication services0.34%
Verizon Communications Inc.	1,091,000	50,884
MTN Group Ltd.	405,362	3,632
Avanti Communications Group PLC[1]	3,614,325	456
		54,972
Miscellaneous4.91%
Other common stocks in initial period of acquisition		805,137
Total common stocks (cost: $10,110,584,000)		15,072,061
Short-term securities8.14%	Principal?amount (000)
Apple Inc. 0.89%–0.93% due 7/20/2017–8/1/2017[4]	$125,000	124,838
CAFCO, LLC 0.97% due 6/23/2017[4]	15,000	14,991
Ciesco LLC 1.11% due 8/9/2017[4]	25,000	24,946
Citibank, N.A. 0.00% due 6/1/2017	30,000	30,000
Coca-Cola Co. 0.95% due 7/19/2017[4]	50,000	49,942
Estée Lauder Companies Inc. 0.84% due 6/6/2017[4]	25,000	24,996
ExxonMobil Corp. 0.91% due 6/6/2017	49,600	49,594
Federal Home Loan Bank 0.77%–0.95% due 6/9/2017–8/23/2017	625,700	624,914
General Electric Co. 0.82% due 6/1/2017	22,900	22,899
John Deere Canada ULC 0.90% due 6/13/2017[4]	32,000	31,990
Merck & Co. Inc. 0.86% due 6/2/2017–6/6/2017[4]	53,100	53,095
Microsoft Corp. 0.90% due 8/1/2017[4]	38,900	38,840
National Rural Utilities Cooperative Finance Corp. 0.87% due 6/7/2017	30,000	29,995
Paccar Financial Corp. 0.86% due 6/19/2017	25,500	25,488
Pfizer Inc. 1.09% due 10/18/2017[4]	30,000	29,878
Prudential Funding, LLC 0.92% due 6/16/2017	15,000	14,994
U.S. Treasury Bills 0.63% due 8/3/2017	75,200	75,082
Wal-Mart Stores, Inc. 0.83% due 6/7/2017[4]	68,200	68,189
Total short-term securities (cost: $1,334,733,000)		1,334,671
Total investment securities 100.11% (cost: $11,445,317,000)		16,406,732
Other assets less liabilities (0.11)%		(17,762)
Net assets 100.00%		$16,388,970
The New Economy Fund — Page 4 of 5

unaudited
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $214,982,000, which represented 1.31% of the net assets of the fund.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $499,242,000, which represented 3.05% of the net assets of the fund.

Key to abbreviation
ADR = American Depositary Receipts
Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-014-0717O-S60630	The New Economy Fund — Page 5 of 5

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE NEW ECONOMY FUND

By /s/ Donald H. Rolfe
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: July 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Donald H. Rolfe
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: July 31, 2017

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: July 31, 2017